CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Revenue	$ 1,876	$ 1,732	$ 1,829
Cost of sales	(1,279)	(1,107)	(1,139)
Gross profit	597	625	690
Selling expenses	(74)	(66)	(65)
Administrative expenses	(239)	(185)	(142)
Exploration expenses	(21)	(7)
Other operating income	175	177	131
Other operating expenses	(88)	(88)	(46)
Impairment of property, plant and equipment, intangible assets and inventories	(34)	(39)	(38)
Impairment of financial assets	(56)		(4)
Share of profit/loss from associates and joint ventures	146	(2)	105
Profit from sale/acquisition of companies´ interest	34	9
Operating income	440	424	631
Financial income	32	5	5
Financial costs	(185)	(364)	(221)
Other financial results	211	558	166
Financial results, net	58	199	(50)
Profit before income tax	498	623	581
Income tax	121	(318)	(124)
Profit of the year	619	305	457
Items that will not be reclassified to profit or loss
Results related to defined benefit plans		(5)	(9)
Income tax		2	3
Exchange differences on translation	123	(78)	21
Items that may be reclassified to profit or loss
Exchange differences on translation	138	(97)	39
Other comprehensive income (loss) of the year	261	(178)	54
Total comprehensive income of the year	880	127	511
Total profit of the year attributable to:
Owners of the company	619	302	456
Non-controlling interest		3	1
Total comprehensive income of the year attributable to:
Owners of the Company	880	124	510
Non-controlling interest		$ 3	$ 1
Earnings per share attributable to equity holders of the Company
Total basic earning per share	$ 0.46	$ 0.22	$ 0.33
Total diluted earning per share	$ 0.46	$ 0.22	$ 0.33